Federated Hermes MDT Large Cap Growth Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	23.81%	13.86%	12.54%
Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	33.36%	18.95%	16.77%
Morningstar Large Growth Funds Category(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	27.66%	14.52%	13.24%
A
Prospectus [Line Items]
Average Annual Return, Percent		28.48%	19.25%	15.18%
C
Prospectus [Line Items]
Average Annual Return, Percent		33.93%	19.71%	15.14%
IS
Prospectus [Line Items]
Average Annual Return, Percent		36.30%	20.91%	16.13%
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		35.30%	18.08%	13.71%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		22.25%	15.93%	12.43%
R6
Prospectus [Line Items]
Average Annual Return, Percent		36.26%	20.91%	16.13%

[1]	The Russell 3000 Index is a broad-based benchmark that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 3000® Index is a broad-based benchmark that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[3]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
[4]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.